Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Changes in provisions	The changes in provisions are as follows:

	As of March 31,
(Unit： In millions)	2025	2026
Beginning balance	¥120	¥340
Provisions made during the year	339	—
Provisions used during the year	(120)	—
Unwind of discount	1	2
Ending balance	340	342
Current portion	—	—
Non-current portion	340	342
Total	¥340	¥342